GOODWILL (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014 reportingunits		Dec. 28, 2012 reportingunits		Dec. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Balance	$ 692.2		$ 522.0
Acquisitions			266.3
Amortization expense	(107.4)		(101.2)		(60.6)
Other additions and foreign currency translation	(15.1)		5.1
Balance	569.7		692.2		522.0
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one	94.5
Future amortization expense, year two	84.0
Future amortization expense, year three	78.8
Future amortization expense, year four	73.0
Future amortization expense, year five	54.9
Future amortization expense, after year five	184.5
Total estimated future amortization expense	569.7		692.2		522.0
Goodwill [Line Items]
Goodwill	3,695.6		3,721.6		3,247.5	[1]
Goodwill acquired			456.3
Goodwill impairment					(351.3)
Other adjustments	(26.0)	[2]	17.8	[3]
Goodwill (Textuals) [Abstract]
Goodwill alllocation adjustment			(1.7)
Foreign currency translation	(26.0)		(16.1)
Goodwill impairment review [Abstract]
Reporting unit fair value	8,682.0
Reporting unit carrying value	6,238.7
Reporting unit percent fair value above carrying value	39.20%
Goodwill impairment loss net of tax					309.4
Interim goodwill impairment review (Textuals) [Abstract]
Number of reporting units included in goodwill impairment review	7		7
Number of future years estimates of economic and market information	10 years 0 months 0 days
Infrastructure & Environment Operating Segment [Member]
Goodwill [Line Items]
Goodwill	737.4		751.5		758.2	[1]
Transfer between segments			(21.5)	[4]
Other adjustments	(14.1)	[2]	14.8	[3]
Goodwill impairment review [Abstract]
Reporting unit fair value	2,173.0
Reporting unit carrying value	1,509.3
Reporting unit percent fair value above carrying value	44.00%
Federal Services Operating Segment [Member]
Goodwill [Line Items]
Goodwill	1,272.7		1,272.7		1,271.0	[1]
Other adjustments			1.7	[3]
Goodwill impairment review [Abstract]
Reporting unit fair value	1,646.0
Reporting unit carrying value	1,011.6
Reporting unit percent fair value above carrying value	62.70%
Federal Services Group [Member]
Goodwill [Line Items]
Goodwill	707.3		707.3		705.6	[1]
Other adjustments			1.7	[3]
Global Management and Operations Services Group [Member]
Goodwill [Line Items]
Goodwill	565.4		565.4		565.4	[1]
Energy & Construction Operating Segment [Member]
Goodwill [Line Items]
Goodwill	1,278.7		1,281.9		1,218.3	[1]
Goodwill acquired			67.8
Transfer between segments			(4.2)	[4]
Other adjustments	(3.2)	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value	3,199.0
Reporting unit carrying value	2,351.2
Reporting unit percent fair value above carrying value	36.10%
Global Management and Operations Services Group [Member]
Goodwill impairment review [Abstract]
Reporting unit fair value	1,398.0
Reporting unit carrying value	925.3
Reporting unit percent fair value above carrying value	51.10%
Civil Construction and Mining Group [Member]
Goodwill [Line Items]
Goodwill	293.9		293.9		293.9	[1]
Goodwill impairment review [Abstract]
Reporting unit fair value	457.0
Reporting unit carrying value	363.0
Reporting unit percent fair value above carrying value	25.90%
Industrial/Process Group [Member]
Goodwill [Line Items]
Goodwill	249.7		252.9		189.3	[1]
Goodwill acquired			67.8
Transfer between segments			(4.2)	[4]
Other adjustments	(3.2)	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value	392.0
Reporting unit carrying value	239.0
Reporting unit percent fair value above carrying value	64.00%
Power Group [Member]
Goodwill [Line Items]
Goodwill	735.1		735.1		735.1	[1]
Goodwill impairment review [Abstract]
Reporting unit fair value	952.0
Reporting unit carrying value	823.9
Reporting unit percent fair value above carrying value	15.50%
Oil and Gas Operating Segment [Member]
Goodwill [Line Items]
Goodwill	406.8		415.5
Goodwill acquired			388.5
Transfer between segments			25.7	[4]
Other adjustments	(8.7)	[2]	1.3	[3]
Goodwill impairment review [Abstract]
Reporting unit fair value	1,664.0
Reporting unit carrying value	1,366.6
Reporting unit percent fair value above carrying value	21.80%
Customer Relationships, Contracts, and Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Balance	563.5		491.1
Acquisitions			163.0
Amortization expense	(100.3)		(93.9)
Other additions and foreign currency translation	(5.1)		3.3
Balance	458.1		563.5
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one	87.5
Future amortization expense, year two	77.0
Future amortization expense, year three	71.9
Future amortization expense, year four	66.6
Future amortization expense, year five	48.2
Future amortization expense, after year five	106.9
Total estimated future amortization expense	458.1		563.5
Customer Relationships, Contracts, and Backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year 0 months 0 days
Customer Relationships, Contracts, and Backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	16 years 0 months 0 days
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Balance	116.0		25.6
Acquisitions			93.5
Amortization expense	(5.5)		(4.8)
Other additions and foreign currency translation	(4.6)		1.7
Balance	105.9		116.0
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one	5.9
Future amortization expense, year two	6.3
Future amortization expense, year three	6.3
Future amortization expense, year four	6.3
Future amortization expense, year five	6.3
Future amortization expense, after year five	74.8
Total estimated future amortization expense	105.9		116.0
Trade Name [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year 0 months 0 days	[5]
Trade Name [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years 0 months 0 days	[5]
Trade Name [Member] | Maximum [Member] | Flint acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years 0 months 0 days
Trade Name [Member] | Maximum [Member] | As Reported [Member] | Flint acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	40 years 0 months 0 days
Favorable Leases and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Balance	12.7		5.3
Acquisitions			9.8
Amortization expense	(1.6)		(2.5)
Other additions and foreign currency translation	(5.4)		0.1
Balance	5.7		12.7
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one	1.1
Future amortization expense, year two	0.7
Future amortization expense, year three	0.6
Future amortization expense, year four	0.1
Future amortization expense, year five	0.4
Future amortization expense, after year five	2.8
Total estimated future amortization expense	$ 5.7		$ 12.7
Favorable Leases and Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year 0 months 0 days
Favorable Leases and Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	13 years 0 months 0 days

[1]	Balances as of December 30, 2011 reflect the realignment of our business as further described in Note 16, “Segment and Related Information.” Of the goodwill, $565.4 million related to our Global Management and Operations Services Group was transferred from the Energy & Construction Division to the Federal Services Division.
[2]	For the year ended January 3, 2014, “Other adjustments” include an adjustment for foreign currency translation of $26.0 million.
[3]	Balances as of December 30, 2011 reflect the realignment of our business as further described in Note 16, “Segment and Related Information.” Of the goodwill, $565.4 million related to our Global Management and Operations Services Group was transferred from the Energy & Construction Division to the Federal Services Division. For the year ended December 28, 2012, “Inter-segment transfers” include adjustments of $21.5 million to transfer process engineering, and $4.2 million related to the realignment of operations and maintenance services to the oil and gas industry among our Oil & Gas, Infrastructure & Environment, and Energy & Construction Divisions. For the year ended December 28, 2012, “Other adjustments” include an adjustment for foreign currency translation of $16.1 million, and an adjustment for the final allocation of our purchase price of Apptis of $1.7 million.
[4]	For the year ended December 28, 2012, “Inter-segment transfers” include adjustments of $21.5 million to transfer process engineering, and $4.2 million related to the realignment of operations and maintenance services to the oil and gas industry among our Oil & Gas, Infrastructure & Environment, and Energy & Construction Divisions.
[5]	During the fourth quarter of 2013, we revised the estimated useful life of the Flint trade name from 40 years to 20 years due to a change in our intended use.